Fees Summary	Dec. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000	[1]
Previously Paid Amount	0
Total Fee Amount	138.1
Total Offset Amount	0
Net Fee	$ 0

[1]	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.